SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2025
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS
14.	SHARE-BASED PAYMENTS

Share-based compensation expense recorded during the years ended December 31, 2025 and 2024 was as follows:

	2025	2024
Restricted share unit plan expense, including restricted performance shares (i)	$69.7	$30.2
Deferred share units expense (ii)	36.1	9.6
Employer portion of employee share purchase plan (iii)	3.4	2.8
Total share-based compensation expense	$109.2	$42.6

i.	Restricted share plans

The Company has a Restricted Share Plan and a Restricted Share Unit Plan (Cash-Settled) whereby RSUs and RPSUs may be granted to employees, officers and contractors of the Company. Under the Restricted Share Plan, the aggregate number of shares reserved for issuance may not exceed 50 million common shares. The number of common shares available for the granting of restricted shares under this plan as at December 31, 2025 was 16.3 million.

(a)	Restricted share units

RSUs are generally exercisable into one common share, entitling the holder to acquire the common share for no additional consideration. RSUs vest over a three-year period.

The following table summarizes information about equity - settled RSUs and related changes during the years ended December 31, 2025 and 2024:

	2025		2024
	Number of units	Weighted average	Number of units	Weighted average
	(000’s)	share price (C$/unit)	(000’s)	share price (C$/unit)
Balance as at January 1	2,475	6.25	2,757	5.84
Granted	648	16.14	1,292	7.21
Reinvested	14	9.49	43	6.12
Redeemed	(1,135)	6.26	(1,159)	6.41
Forfeited	(68)	9.03	(458)	6.11
Outstanding as at December 31	1,934	9.48	2,475	6.25

The following table summarizes information about cash-settled RSUs and related changes during the years ended December 31, 2025 and 2024:

	2025		2024
		Weighted average		Weighted average
	Number of units	share price	Number of units	share price
	(000’s)	(C$/unit)	(000’s)	(C$/unit)
Balance as at January 1	3,745	6.55	3,915	5.77
Granted	1,203	16.92	2,301	7.47
Reinvested	24	9.99	69	6.30
Redeemed	(2,095)	5.91	(1,857)	6.14
Forfeited	(437)	9.16	(683)	6.27
Outstanding as at December 31	2,440	11.78	3,745	6.55

As at December 31, 2025, the Company had recognized a liability of $35.4 million within accounts payable and accrued liabilities, and $8.1 million within other long-term liabilities, in respect of its cash-settled RSUs.

(b)	Restricted performance share units

The RPSUs are subject to certain vesting requirements and vest at the end of three years. The vesting requirements are based on certain performance criteria over the vesting period established by the Company.

The following table summarizes information about the RPSUs and related changes during the years ended December 31, 2025 and 2024:

	2025		2024
	Number of units	Weighted average	Number of units	Weighted average
	(000’s)	share price (C$/unit)	(000’s)	share price (C$/unit)
Balance as at January 1	4,208	6.13	4,091	6.47
Granted	766	15.07	1,539	6.87
Reinvested	27	7.61	72	6.15
Redeemed	(1,174)	7.04	(611)	8.79
Forfeited	(115)	10.46	(883)	7.17
Outstanding as at December 31	3,712	7.56	4,208	6.13

ii.	Deferred share unit plan

The Company has a DSU plan for its outside directors which provides that each outside director receives, on the last date in each quarter, a number of DSUs having a value equal to a minimum of 50% of the compensation of the outside director for the current quarter. Each outside director can elect to receive a greater percentage of their compensation in DSUs. The number of DSUs granted to an outside director is based on the closing price of the Company’s common shares on the TSX on the business day immediately preceding the DSU issue date. At such time as an outside director ceases to be a director, the Company will make a cash payment on the outstanding DSUs to the outside director in accordance with the redemption election made by the departing director or in the absence of an election to defer redemption, in accordance with the default redemption provisions provided in the DSU Plan.

The number of DSUs granted by the Company and the weighted average fair value per unit issued for the years ended December 31, 2025 and 2024 are as follows:

	Years ended December 31,
	2025	2024
DSUs granted (000’s)	93	173
Weighted average grant-date fair value ($C/ unit)	$25.06	$10.91

There were 1,524,954 DSUs outstanding, for which the Company had recognized a liability of $43.1 million, as at December 31, 2025 (December 31, 2024 – $19.8 million), within accounts payable and accrued liabilities.

iii.Employee share purchase plan (“SPP”)

The Company has an employee SPP whereby certain employees of the Company have the opportunity to contribute up to a maximum of 10% of their annual base salary to purchase common shares. Since 2004, the Company has made contributions equal to 50% of the employees’ contributions.